TAXES - Schedule of Taxes Payable (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Income tax payable	$ 93,376	$ 78,257
Value added tax payable	165,544	137,640
Other taxes payable	2,084	2,445
Total taxes payable	$ 261,004	$ 218,342